BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of voluntary change in accounting policy [abstract]
Disclosure of voluntary change in accounting policy [text block]
NOTE 2 – BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of Grupo Aval have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a basis of historical cost basis, except for financial assets held for trading, at fair value through profit or loss, available-for-sale, derivative financial instruments, investment properties, assets held for sale and biological assets which are measured at fair value. Additionally, non-current assets held for sale are measured at the lower value of their carrying value at the time of transfer and fair value, minus estimated costs of disposal and employee benefits which are measured at the present value of the defined benefit obligation (see note 2.21).

The consolidated financial statements were authorized for issuance by the Audit Committee on April 17, 2018.

The main accounting policies applied in preparing the consolidated financial statements of Grupo Aval as of December 31, 2017, 2016 and, 2015 are the following:

2.1	Basis of preparation

a)	Presentation of Consolidated Financial Statements

The consolidated financial statements are prepared as follows:

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The consolidated statement of financial position presents assets and liabilities based on liquidity since it provides reliable and more relevant information, than separate current and non-current classifications.

⋅	The consolidated statements of income and other comprehensive income are presented separately. The statement of income is presented by nature, as it provides reliable and more relevant information.

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The consolidated statements of cash flows are presented using the indirect method, accordingly, net cash flows from operating activities are determined by reconciling profit before taxes, due to the effects of the non-cash items, net changes in assets and liabilities from operating activities, and for any other effects that are not classified as investing or financing activities. Revenue and expenses due to interest received and paid are part of operating activities.

b)	Consolidated financial statements

Grupo Aval prepares its consolidated financial statements with controlled entities. Grupo Aval controls an investee if it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Grupo Aval reassesses whether it has control if there are changes to one or more of the elements of control.

The financial statements of subsidiaries are consolidated in the financial statements of Grupo Aval since the date Grupo Aval acquires control until the date control is lost.

During the consolidation process, Grupo Aval combines the assets, liabilities and profits or losses of those entities under control, previously aligning the accounting policies in all the subsidiaries. Such process includes eliminating intragroup balances and transactions and any unrealized and realized income and expense (except for foreign currency translation gains or losses) arising from intra-group transactions. Unrealized and realized losses are eliminated in the same way as unrealized and realized gains but only to the extent that there is no evidence of impairment. Non-controlling interest is presented in the consolidated statement of financial position of Grupo Aval separate from that attributable to equity holders of Grupo Aval.

For consolidation purposes, the statements of financial position and income of Grupo Aval´s foreign subsidiaries are translated to Colombian pesos, as follows:

⋅	Assets and liabilities are translated at the closing exchange rate at the reporting date;
⋅	Income and expense of foreign operations are translated at monthly average exchange rates since those averages approximate the exchange rates of each specific transaction;
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All resulting exchange differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve except to the extent that the translation difference is allocated to non-controlling interests.

c)	Investments in associates

Associates are companies in which Grupo Aval has significant influence but not control. Investments in associates are accounted for under the equity method. They are presented in the statement of financial position as ”Investments in associates and joint ventures” (additionally see Note 2.1.d) “Joint arrangements”). Grupo Aval exercises significant influence over another entity if it owns, directly or indirectly, 20% or more of the voting power of the investee, unless it is clearly evidenced that such influence does not exist. Under the equity method, investments in associates are initially recognized at cost and subsequently adjusted by Grupo Aval´s share in the associates income and other comprehensive income with credit or charge to Grupo Aval’s profit or loss account and other comprehensive income, respectively of the net income, and other comprehensive income of the investee.

Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, Grupo Aval does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between Grupo Aval and its associates are eliminated to the extent of Grupo Aval’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by Grupo Aval.

The carrying amount of equity-accounted investments is tested for impairment

d)	Joint arrangements

A joint arrangement is one in which two or more parties have joint control of the arrangement. Joint arrangements are divided into joint operations, in which the parties having joint control of the agreement have rights to the assets and obligations with respect to the liabilities relating to the agreement, and joint ventures, wherein the parties having joint control are entitled to the net assets of the agreement.

Grupo Aval recognizes joint operations in the consolidated financial statements based on their proportional and contractual participation in each of the assets, liabilities and profit or loss of the contract or entity wherein the agreement is held. In addition, Grupo Aval recognizes joint ventures by the equity method, in the same manner as investments in associates.

2.2	Grupo Aval functional currency

Grupo Aval´s management has determined the Colombian Peso as the functional and presentation currency for preparing the consolidated financial statements. The foreign subsidiaries have other functional currencies, mainly the U.S. dollar.

2.3	Transactions in foreign currencies

Foreign currency transactions are translated into the functional currency of Grupo Aval entities at the prevailing exchange rate at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the prevailing exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies in terms of historical costs are measured using the exchange rate at the transaction date. Financial instruments measured at fair value are translated using the exchange rate from the date the fair value was determined. Profit or loss resulting from the translation process are recognized in profit or loss.

At December 31, 2017, and 2016, the representative market rates as computed and certified by the Superintendency of Finance(for the U.S.$ which is the most representative foreign currency for Grupo Aval´s transactions) were Ps. 2,984.00 and Ps. 3,000.71 per U.S. $1, respectively.

2.4	Convenience translation in to U.S. dollars

The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.

2.5	Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, and other short-term investments with original maturities of three months or less from the date of their acquisition that are subject to an insignificant risk of changes in their fair value and are used by Grupo Aval in the management of its short-term commitments.

2.6	Financial assets

a)	Definition

A financial asset is an asset that is:

•	Cash.
•	An equity instrument of another entity.
•
A contractual right to receive cash or another financial asset from another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially favorable to the entity, or

•	A contract that will or may be settled in the entity´s own equity instruments and is a non-derivative.

b)	Classification

For accounting purposes, financial assets are classified at initial recognition into four categories:

•	Fair value through profit or loss:
(i)	Held for trading financial assets acquired to generate short term profits or that is part of a portfolio of financial instruments managed together for that purpose.
(ii)
Some financial assets under concessions contracts are included in this category in order to obtain more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or recognizing the gains or losses on them on different bases, in accordance with a documented risk management or investment strategy, and information is provided on that basis to Grupo Aval’s key management personnel. This classification adequately reflects the present market expectations over future costs comprising the amount of the concession to be negotiated with the different Colombian Government, upon the termination of the concession or its renewal.

•	Held-to-maturity Investments: These are debt securities with fixed or determinable payments and a fixed maturity date, which Grupo Aval intends and has the ability to hold to maturity.
•	Loans and receivables: These are financial assets of fixed or determinable payments that are not quoted in active markets and are not classified as either trading or available-for-sale.
•	Available-for-sale: These are financial assets that are designated initially as available-for-sale and are those not classified as loans and receivables, or as held-to-maturity investments.

c)	Initial measurement

Grupo Aval initially recognizes loans and receivables, on the date on which they are originated. All other financial instruments (including regular-way purchases and sales of financial assets) are recognized on the trade date, which is the date on which Grupo Aval becomes a party to the contractual provisions of the instrument.

Financial assets not measured at fair value through profit or loss are initially measured at fair value plus any directly attributable transaction costs.

d)	Subsequent measurement

Subsequent to initial recognition, financial assets are measured as follows:

•	At fair value through profit or loss: are measured daily at their fair value with changes recognized in profit or loss.

•	Loans and receivables and held-to-maturity investments: are measured at their amortized cost, calculated based on the effective interest rate method, less any impairment.

The effective interest rate method is a method of calculating the amortized cost of a financial asset and allocating the interest income or expense over the relevant period. The effective interest rate is the rate that discounts future cash payments or receipts (without consideration of future credit losses, over the expected life of the financial instrument) to the net carrying amount of the financial asset at initial recognition. In the process of calculating the effective interest rate, Grupo Aval estimates the cash flows considering the contractual terms including prepayment expectations of the financial instrument for portfolios with high prepayment levels, except for future credit losses and considering the initial fair value plus transaction costs and premiums granted, minus commissions and discounts received which form integral part of the effective rate.

•	Available-for-sale:

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Debt instruments are initially recognized at fair value. The effective interest rate method is used in order to calculate the amortized cost of the instrument to determine interest income that is recognized in profit or loss. Any changes in fair value are recognized in Other Comprehensive Income (OCI). Impairment losses and foreign exchange gains and losses on available-for-sale debt instruments are excluded from the fair value gains and losses recognized in other comprehensive income and are recognized in profit or loss as incurred.

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Available-for-sale equity instruments are recognized at fair value, with gains or losses recognized in other comprehensive income. Dividends received from such instruments are recognized in profit or loss when Grupo Aval becomes entitled to receive the payment and impairment losses are recognized in profit or loss.

-	When available-for-sale financial assets are sold, the accumulated values in other comprehensive income are reclassified to profit or loss.

e)	Reclassifications

Subsequent to their initial classification, financial assets shall not be reclassified to other categories, except for special circumstances. In the event of such circumstances, transfers shall be accounted for as follows:

•	From the category “fair value through profit or loss” to other categories: assets are recognized at their fair value.
•
From available-for-sale to held-to-maturity investment: the fair value amount recognized immediately before the reclassification to held-to-maturity category becomes the basis for the amortized cost. In reclassification of an asset with a fixed maturity, any gain or loss previously recognized in other comprehensive income (OCI) and the difference between the newly established amortized cost and the maturity amount are both amortized over the remaining term of the financial asset using the effective interest rate method. However, any gain or loss previously recognized in other comprehensive income is immediately reclassified from equity to profit or loss if the asset is subsequently impaired. For a financial asset with no stated maturity, any gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss when the financial asset is disposed of or impaired.

•	From held-to-maturity investment to available-for-sale: the difference between the amortized cost and fair value as of the reclassification date is recognized in other comprehensive income.

f)	Fair value of financial assets

Fair value is the price to be received from the sale of an asset or paid for transferring a liability in an orderly transaction between market participants at the measurement date.

Fair value of financial assets is determined as follows:

•
When available, Grupo Aval measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
If there is no quoted price in an active market, then Grupo Aval uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction. (See Note 5).

g)	Impairment of financial assets

Grupo Aval assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired depending on its classification.

For financial assets measured at amortized cost, objective evidence includes: significant financial difficulties of the borrower, default or delinquency by a borrower, restructuring of a loan or advance on terms that Grupo Aval would not consider otherwise, indications that a borrower or issuer will enter bankruptcy, disappearance of an active market for a security or observable data relating to a group of assets such as adverse changes in the payment status of borrowers or issuers in Grupo Aval, or economic conditions that correlate with defaults. If there is objective evidence of impairment, impairment is recognized in profit or loss. The amount of the allowance is determined as follows:

•
Grupo Aval performs an individual assessment of significant financial assets classified as held until maturity and loans and receivables, analyzing the debt profile of each debtor, the guarantees granted and information provided by credit risk agencies. Financial assets are deemed impaired when based on information and current and past events it is likely that Grupo Aval may not collect all the amounts due in the original contract, including interest and fees. If a financial asset has been identified as impaired, the amount of the loss is measured as the difference between the carrying amount of the financial asset and the present value of the future cash flows expected pursuant to the debtor’s conditions, discounted at the original effective interest rate, or the present value of the collateral guarantee covering the asset, less the estimated costs of sale when it is determined that the most important source of collection of the loan is such guarantee.

•
For those financial assets which are not deemed individually as significant and for individually significant financial asset portfolios which were not determined as impaired after the individual assessment described above, Grupo Aval carries out a collective assessment of impairment. For this purpose, financial assets are grouped together into segments with similar characteristics, using statistical assessment techniques based on an analysis of historical losses to determine an estimated percentage of losses which could have been incurred in such assets as of the date of the reporting, but that have not been identified on an individual basis (See Note 4 for further details regarding the calculation of the collective allowance).

•
Once an allowance is recorded for a financial asset or a group of similar financial assets, due to an impairment loss, interest income of the loan continues to be recognized using the same effective interest rate applied to the carrying value of the loan.

Impaired financial assets are charged off from the consolidated statement of financial position when the recovery of any recognized amount is considered to be unlikely. Collections charged-off of financial assets are recognized in profit or loss.

For available-for-sale debt securities, Grupo Aval assesses objective evidence for impairment following the same criteria used for loans and receivables, which could include:

•	significant financial difficulty of the issuer or counterparty; or
•	breach of contract, such as a default or delinquency in interest or principal payments; or
•	indication that a borrower or issuer will enter bankruptcy or reorganization; or
•	the disappearance of an active market for that financial asset because of financial difficulties.

For available-for-sale equity instruments, a significant or prolonged decline in the fair value of the security below its cost is considered to be an objective evidence of impairment.

When there is objective evidence at the measurement date that excesses of carrying value over fair value are due to an impairment that is other than temporary, cumulative gains or losses previously recognized in equity under “Other Comprehensive Income” are reclassified to profit or loss.

In respect of available-for-sale debt instruments, impairment losses are subsequently reversed through profit or loss if an increase in the fair value of the investment can be objectively related to an event occurring after the recognition of the impairment loss.

For available-for-sale equity instruments impairment losses previously recognized in profit or loss are not reversed through profit or loss. Any increase in fair value subsequent to an impairment loss is recognized in equity under “Other Comprehensive Income”.

Once the impairment losses have been estimated, they are charged to profit or loss of the period and credited to an allowance sub-account in the respective financial asset category.

h)	Troubled debt restructured loans

Troubled debt restructured loans are those that have collection problems in which Grupo Aval grants the debtor a modification that it would not otherwise consider. These modifications generally involve interest rate reductions, extension of deadlines for payment or reductions in the balance due to a troubled debt loan.

If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial difficulties of the borrower, then an assessment is made of whether the financial asset should be derecognized. If the cash flows of the renegotiated asset are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognized and the new financial asset is recognized at fair value. The impairment loss before an expected restructuring is measured as follows.

•
If the expected restructuring will not result in derecognition of the existing asset, then the estimated cash flows arising from the modified financial asset are included in the measurement of the existing asset, and based on their expected timing and amounts are discounted at the original effective interest rate of the existing financial asset.

•
If the expected restructuring will result in derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition. This amount is discounted from the expected date of derecognition to the reporting date using the original effective interest rate of the existing financial asset.

i)	Transfers of financial assets

The accounting treatment of transfers of financial assets is conditioned by the transfer of risks and rewards, associated with the asset. Those financial assets are only derecognized when the cash flows generated by the asset have been transferred or when the implicit risks and rewards have been substantially transferred to third parties. In this case, the transferred financial asset is derecognized from the consolidated statement of financial position, simultaneously recognizing any right or obligation retained or recording a profit or loss on the transfer (see note 34).

If the risks and/or rewards associated with the financial asset transferred are substantially retained:

•	The transferred financial asset is not derecognized and continues to be valued using the same criteria applied before the transfer ;
•	A financial liability is recognized in an amount that equals the compensation received, which is subsequently valued at amortized cost; and
•
Both the income associated with the transferred financial assets (but not derecognized) as well as the expenses associated with the new financial liability will continue to be recognized in the consolidated financial statements of Grupo Aval.

j)	Offsetting of financial instruments in the consolidated statement of financial position

Financial assets and liabilities are offset, and the net amount is recognized in the consolidated statement of financial position, when there is a legally enforceable right to offset recognized amounts and management intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

k)	Repurchase agreements and reverse repurchase agreements

Purchases of financial instruments under a non-optional resale agreement are measured at fair value and recognized as assets in the consolidated statement of financial position under loans and receivables to credit institutions – Reverse repurchase agreements or loans and receivables to customers – Reverse repurchase agreements (see note 34).

The excess of the purchase prices over the resale prices is recognized as interest income over the contractual term.

Sales of financial instruments under a non-optional repurchase agreement are measured at fair value and recognized as liabilities in the consolidated statement of financial position under Deposits from the Central Bank – Repurchase agreements, Deposits from credit institutions – Repurchase agreements or Customer deposits – Repurchase agreements (see note 34).

The excess of the sales prices over the repurchase prices is recognized as interest expense over the contractual term.

2.7	Derecognition of financial assets

Financial assets are derecognized from the consolidated statement of financial position only when all the risks and rewards of the asset have been substantially transferred to third parties or when the rights have been legally extinguished.

2.8	Derivative financial instruments and hedging accounting

A derivative is a financial instrument whose value changes in response to changes in one or more variables denominated as an “underlying” (a specific interest rate, the price of a financial instrument, a listed commodity, a foreign currency exchange rate, etc.), that has an initial net investment smaller than would be required for other instruments that have a similar response to the mentioned variable and that is settled in a future date.

Grupo Aval trades in financial markets, forward contracts, future contracts, swaps and options that fulfil the definition of a derivative.

Derivative transactions are initially recognized at fair value. Subsequent changes in the fair value are recognized in profit or loss, unless the derivative instrument is designated as a hedging instrument and, in this case, the accounting criteria will depend on the nature of the hedged item, as described below:

•
For fair value hedge of assets or liabilities and firm commitments, changes in the fair value of the derivative instrument are recognized in profit or loss, as well as any other change in the fair value of the asset, liability or firm commitment attributable to the hedge risk.

•
For cash flow hedge of a particular risk associated with a recognized asset or liability or a projected highly probable transaction, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income. The gain or loss relating to the portion that is not effective for hedging or that does not relate to the hedged risk is immediately recognized in profit or loss.

The values accumulated in other comprehensive income are transferred to profit or loss in the same period in which the hedged item is recognized in profit or loss.

•
Hedging of net investments in a foreign operation is recognized similarly to cash flow hedging: the effective portion of changes in fair value of the hedging instrument is recognized in other comprehensive income, and the ineffective portion of the changes in fair value of the derivative is recognized in profit or loss. The hedging instrument's gains or losses accumulated in equity will be recognized in profit or loss when the net investment in foreign operations is sold in whole or proportionally, if partially disposed of.

At the beginning of the hedging transaction, Grupo Aval formally documents the relationship existing between the hedging instrument and the hedged item, including the risk management objective and strategy in undertaking the hedging relationship. It also documents its assessment, both initially as well as on a recurring basis, of whether the hedging relationship is highly effective in offsetting the changes in fair value or cash flows of the hedged items.

Financial assets and liabilities from transactions with derivatives are not offset in the consolidated statement of financial position. However, when there is a legal and exercisable right to offset the recognized values and Grupo Aval intends to be settle them on a net basis or to realize the assets and settle the liability simultaneously, derivatives are presented as net values in the consolidated statement of financial position.

2.9	Non-current assets held for sale

Foreclosed assets and non-current assets held for sale, which Grupo Aval intends to sell in a period of less than one year, and it is considered highly probable that their value will be recovered primarily through sale rather than through continuing use, are recognized as "non-current assets held for sale". These assets are measured at the lower of their carrying value at the time of transfer and fair value, less estimated disposal costs.

2.10	Financial guarantees

Financial guarantees are those contracts requiring that the issuer carries out specific payments to reimburse the creditor for losses incurred when a specific debtor defaults its payment obligation, in accordance with the original or modified conditions, of a debt instrument; regardless of its legal form.

Liabilities arising from financial guarantees are initially measured at fair value, which is generally the value of the fee received, adjusted for the directly attributable transaction costs incurred, and the initial fair value is amortized over the life of the guarantee or the commitment. The liability is subsequently carried at the higher of this amortized amount and the present value of any expected payment to settle the liability when a payment under the contract has become probable.

The financial guarantees are periodically reviewed with the purpose of determining the credit risk exposure, and, as the case may be, estimate the need to recognize a provision, which is determined by applying criteria similar to those established to quantify the losses for financial assets impairment.

The provisions established over financial guarantee agreements classified as impaired, are recognized as liabilities under “Provisions – other provisions” and recognized in profit or loss.

2.11	Property, plant and equipment for own use

Property, plant and equipment include the assets, owned or under financial leases held by Grupo Aval for current or future use and which expects to be used for more than one period.

They are recognized in the consolidated statement of financial position at their acquisition or construction cost, less the corresponding accumulated depreciation and, if applicable, the estimated impairment losses resulting from comparing the carrying amount of each asset with its recoverable value.

Depreciation is calculated by applying the straight-line method over the acquisition cost of the assets, less any residual value; land is not depreciated.

Depreciation is estimated on a straight-line basis during the estimated useful life of the asset. The annual depreciation rates for each item of assets are:

Asset	Useful Life
Own use buildings	According to appraisals without exceeding 70 years
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

Conservation and maintenance expense is recognized as incurred as “Administrative Expense”.

According to the changes in accounting policies discussed in 2.15 below, the biological assets that meet the definition of bearer plants are accounted for as property, plant and equipment.

A bearer plant is a live plant that meets the following requirements:

a)	It is used for the manufacturing or supply of agricultural products;

b)	It is expected to produce for more than one period; and

c)	It has a remote probability of being sold as an agricultural product, except for irregular sales related to thinning and trimming.

Bearer plants that are under the set-up and growing phase are subject to a biological transformation which should be reflected through cost accumulation until they reach their maturity level. In the case of the African oil palm maturity is reached in the second year, while for rubber maturity is reached in the seventh year. After reaching their maturity bearer plants are considered developed and the future economic benefits arise from the sale of the fruit produced during the life of the plant.

Bearer plants are measured at their cost less accumulated depreciation and any impairment losses. The useful life is equal to the plants´ production periods. The useful life of the rubber plant is 35 years while the useful life of the African oil palm is 25 years. The depreciation method used is the estimated production units as it accurately reflects the use of the assets. If the bearer plant is sold for timber at the end of the useful life the value received is considered the residual value of the asset.

2.12	Investment properties

Land and buildings, considered in whole or in part, that are held to earn rental income or for capital appreciation, rather than for own use or sale in the ordinary course of business. Investment properties are recognized initially at cost, including all costs associated with the transaction, and subsequently measured at fair value, with changes in fair value recognized in profit or loss.

2.13	Leases – Lessor accounting

Leases are classified as a finance or operating lease. A lease is classified as a financial lease when it substantially transfers all the risks and rewards inherent to the property. A lease is classified as operating if it does not substantially transfer all the risks and rewards inherent to the property. Lease contracts classified as financial lease are included in the consolidated statement of financial position as “Loans and receivables” and are recognized in the same way as other loans, as explained in note 2.6 above. Lease contracts classified as operating lease continue to be classified as property, plant and equipment or investment property in Grupo Aval and are recognized and depreciated in the same manner as property and equipment of its own use. Revenues from payments are recognized in profit or loss of the period using the straight-line accrual method.

2.14	Leases - Lessee accounting

Up on initial recognition, leases are classified as financial or operating leases, in the same way as described above.

Lease agreements classified as finance leases are included in the consolidated statement of financial position as property, plant and equipment or as investment properties, in accordance with the intention of Grupo Aval in relation to the asset, and are initially recognized in assets and in liabilities simultaneously for an amount equal to the lesser of the fair value of the leased asset or the present value of the minimum lease payments. The present value of the minimum lease payments is established by using the implicit interest rate in the lease contract, or if such rate is not determinable, the average interest rate of the bonds placed by Grupo Aval in the market. Any initial direct cost of the lessee is added to the recognized asset amount.

After initial recognition, these assets are accounted for in the same manner as other property, plant and equipment or investment properties. The value recognized as a liability is included as a financial liability.

Payments under lease contracts classified as operating are recognized on a straight-line basis in profit or loss over the lease term. Incentives received from leasing are recognized as an integral part of the total lease payments during its term.

2.15	Biological assets

Other biological assets, including biological assets growing in the bearer plants, are recognized both at the time of their initial recognition and at the end of reporting period at fair value less disposal cost, except for biological assets for which their fair value cannot be measured reliably; in such case they are measured at cost less accumulated depreciation and impairment loss. Gains and losses arising from the initial and subsequent recognition at fair value of the agricultural products are included in profit or loss. Costs incurred in the agricultural production process are also recognized directly in profit or loss.

Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. The expected cash flows of the crop’s total life are determined by using the market price of the agricultural product currently in effect and the estimated productive life of plants, net of maintenance and harvest costs and of any other costs required for plant maintenance during the production period. Productive life of plants is estimated considering the age, location and type of product. Fair value of the biological assets is dependent on current market prices for each product.

2.16	Business combinations and goodwill

Business combinations are accounted for by using the “acquisition method” when control is transferred to the controlling entity. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. If there are non-controlling interests during the acquisition of control of the entity, such non-controlling interests are recognized at either fair value or at the proportionate interest in the recognized amount of the identifiable net assets of the acquiree. This election is allowed on a transaction basis.

Goodwill is measured as the excess of the aggregate of consideration transferred, over the amount of any interest previously acquired and the net of identifiable assets and liabilities assumed at acquisition date. Goodwill acquired in a business combination is assigned to each of the groups of cash-generating units from which a benefit is expected as a consequence of the acquisition. Goodwill is not subsequently amortized but is subject to an annual assessment of impairment of the cash-generating unit to which goodwill has been assigned, from which benefits are expected deriving from the synergies of business combinations.

A loss due to impairment recognized on Goodwill cannot be reversed in subsequent periods. In addition, statement of income of the acquiree is included in Grupo Aval´s consolidated financial statements from the acquisition date.

2.17	Other intangibles assets

Other intangible assets mainly comprise software and licenses, which are initially measured at the cost of acquisition or cost of development. Costs incurred during the research phase are expensed as incurred.

Development expenses which are directly attributable to design and performance tests of software and identifiable, unique and controlled by Grupo Aval are recognized as intangible assets, when the following conditions are met:

•	Technically, it is possible to complete the intangible asset production so it can be available for use;
•	Management intends to complete the corresponding intangible asset for use;
•	Grupo Aval has the capacity of using the intangible asset;
•	It is probable that future economic benefits that are attributable to the asset will flow to the entity;
•	There is availability of adequate technical or financial resources or other type, for completion and usage of the intangible asset; and
•	Costs attributable to intangible asset during its development phase can be estimated and measured in a reliable manner.

Costs that are directly attributable and capitalized as part of intangible assets include personnel expense directly related to developing such programs and an adequate percent of overhead expense.

Expenses that do not satisfy these criteria are recognized as incurred expenses. Disbursements over intangible assets are initially recognized as expenses of the period and they will not be subsequently recognized as intangible assets.

Subsequent to their initial recognition, these assets are measured at cost less amortization, which is carried out during its estimated useful life as follows: software amortization is recognized on a straight-line basis, according to the estimated useful lives. At the end of each fiscal year, Grupo Aval analyzes if there is evidence based on each CGU, both external and internal, indicating that the intangible asset is impaired. Any loss due to subsequent impairment or reversals are recognized in profit or loss; such impairment is determined by the excess of carrying amount over recoverable value.

2.18	Concession arrangements rights

Concession contracts, between certain subsidiaries of Grupo Aval and the Colombian Government for the construction or maintenance of infrastructure during a specific period, in which those entities receive income during the life of the contract, whether through direct payments from the Government or through tolls or fees charged to the users, are recognized as financial assets or intangible assets.

A financial asset is recognized when pursuant to the contractual conditions, the contractor is entitled to an unconditional contractual right of receiving from the grantor entity or from the Colombian Government, cash or other financial assets due to construction services or when the Government guarantees minimum income from tolls or fees charged to the users of the concession work during the term of the concession agreement. An intangible asset is recognized when the Grupo Aval subsidiary in the concession contract does not have an unconditional right to receive cash and it has a right to charge for the use of the concession infrastructure. In some cases, contracts can contain both financial and intangible assets.

Concession arrangements are recognized as follows:

(a)
During the construction stage of assets under concession, all estimated income for construction and upgrade services and costs associated to construction are recognized in profit or loss based on the stage of completion of the work performed. Any additional expected loss is recognized as an expense.

(b)
If all or part the concession agreements is classified as a financial asset, it is recognized as loans and receivables in other accounts receivable line in the consolidated statement of financial position, initially at fair value and subsequently at amortized cost, with the exception of certain concession agreements in Promigas’ subsidiaries which due to the condition of the contracts, are classified as other financial assets at fair value through profit or loss.

(c)
If all or part the concession agreements is classified as an intangible asset, the considerations for providing construction or upgrade services are measured at fair value on initial recognition with reference to the fair value of the services provided. The fair value is the cost of the intangible assets which is subsequently amortized to profit or loss during the term of the contract. Any income received as tolls or fees before completion of the construction stage is deferred and amortized, to profit or loss during the term of the contract, starting on the date in which the asset is placed into use. Income received from tolls or fees upon construction completion and available for public service is recognized as income when effectively received.

2.19	Impairment of non-financial assets

At each reporting date, Grupo Aval reviews the carrying amounts of its non-financial assets (other than investment properties and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Goodwill is tested annually for impairment. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that is largely independent of the cash inflows of other assets or Cash Generating Units (CGU). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The ‘recoverable amount’ of an asset or CGU is the greater of its value in use and its fair value less costs to sell. ‘Value in use’ is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Grupo Aval´s corporate assets do not generate separate cash inflows and are used by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGUs to which the corporate assets are allocated.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill cannot be reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

2.20	Financial liabilities

A financial liability is any contractual liability of Grupo Aval to deliver cash or other financial asset to another entity or person, or to exchange financial assets or financial liabilities under potentially unfavorable conditions for Grupo Aval, or a contract which will be terminated or could be settled using equity instruments owned by the entity. Financial liabilities are initially recognized based on their fair value, which is usually equal to the transaction value less directly attributable costs. Subsequently, such financial liabilities are measured at their amortized cost according to the effective interest rate method determined at initial recognition, and recognized in profit or loss.

2.21	Employee Benefits

Grupo Aval entities provide the following benefits to employees in exchange of services rendered to the Group:

a)	Short-term employee benefits

Pursuant to Colombian labor rules, such benefits are comprised of salaries, legal and extra-legal premiums, holidays, severance payments and payroll tax contributions to the Colombian Government agencies which are paid within 12 months following the end of the period. Such benefits are recognized on an accrual basis and recognized in profit or loss.

b)	Post-employment benefits (defined benefit plans)

These are benefits that Grupo Aval pays to its employees when they retire or upon completion of their employment period, other than indemnities. According to Colombian labor rules, such benefits are retirement pensions which are directly assumed by Grupo Aval's entities, pending severance payments to employees belonging to the labor regime prior to Law 50 1990 and certain extra-legal benefits or agreed in collective labor conventions.

Post-employment benefits liabilities are determined based on present value of estimated future payments, calculated based on actuarial assessments based on the projected unit of credit method, and applying actuarial assumptions about mortality rate, increase of salaries and personnel turnover, and interest rates determined with reference to bond market returns of Colombian Government’ bonds or high-quality business liabilities in effect at the reporting date. Under the projected unit of credit method, future benefits to be paid to employees are assigned to each accounting period in which the employee renders the service. Therefore, the corresponding expense due to these benefits recognized in profit or loss of Grupo Aval includes the present service cost assigned in the actuarial calculation plus the financial cost of calculated liabilities. Changes in liabilities due to changes in actuarial assumptions are recognized in Other Comprehensive Income.

Changes in actuarial liabilities due to changes in employment benefits granted to employees that have a retroactive effect are recognized as an expense in the earlier of the following dates:

•	When a modification of the granted employment benefits takes place, or
•	When provisions for restructuring costs are recognized by a subsidiary or a business of Grupo Aval.

c)	Other long-term employee benefits

Long term benefits are different from employee short-term benefits, post-employment benefits and termination. In accordance with the collective conventions and regulations of each company of Grupo Aval, such benefits are mainly related to seniority  bonuses.

Long-term liabilities for employee benefits are determined in the same manner as post-employment benefits described in item (b) above; the only difference is that the changes in the actuarial liability due to changes in the actuarial assumptions are recognized in profit or loss.

d)	Termination benefits

These benefits are payments carried out by Grupo Aval entities deriving from a unilateral decision of terminating a labor contract or by a decision of the employee to accept benefits offered by an entity in exchange for terminating the employment contract. Pursuant to Colombian law, such payments correspond to compensation and other benefits that entities unilaterally decide to grant to their employees under such circumstances.

Termination benefits are recognized as a liability or in profit or loss at the earlier of the following dates:

•	When Grupo Aval formally informs to the employee about its decision of dismissal; or
•	When provisions for restructuring costs are recognized by a subsidiary or business of Grupo Aval.

2.22	Income taxes

Income tax expense includes both current and deferred tax. Tax expense is recognized in profit or loss except for items recognized in Other Comprehensive Income or directly in equity.

The current income tax is calculated based on the tax laws in force (enacted or substantively enacted) in Colombia as of the reporting date of the consolidated financial statements or, in the country where subsidiaries of Grupo Aval are located and subject to tax payment. Management of each entity of Grupo Aval periodically assesses tax return positions with respect to situations where the applicable tax regulation is subject to interpretation and establishes provisions, when appropriate, on the basis of amounts expected to be paid to tax authorities.

Deferred taxes are recognized in respect of temporary differences arising between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Deferred taxes are not recognized for: temporary differences on the initial recognition of goodwill; temporary differences on the initial recognition of an asset or liability in a transaction that is not business combination and that affects neither accounting or taxable profit or loss and temporary differences related to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured using the tax rates that are expected to be applied to the temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred taxes assets are only recognized to the extent it is probable that future taxable income is expected to be available to offset temporary differences.

Deferred tax liabilities arise from taxable temporary differences, except for the deferred tax liabilities on investments in subsidiaries, when the opportunity of reversal of temporary differences is controlled by Grupo Aval and it is not reversed in the near future. Generally, Grupo Aval has the ability to control the temporary differences of investments in associates.

Current taxes are offset only when the entity has a legally enforceable right to offset and the entity intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Deferred taxes are offset when the entity has a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities are related to income taxes levied by the same tax authority over the same taxable entity or over different entities but these entities have an intention to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously for each period in which these differences reverse.

In determining the amount of current and deferred taxes, Grupo Aval considers the impact of uncertain tax exposures on current tax liabilities, including whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Grupo Aval to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities would impact tax expense in the period in which such a determination is made.

2.23	Non-Income taxes (levies)

Levies are recognized as liabilities when Grupo Aval has accomplished the activities on which taxes must be paid, according to legislation in effect.

A wealth tax was created by the Colombian Congress in late 2014, which is calculated based on the equity of companies in Colombia, determined under tax rules as of January 1, 2014, for every year from 2015 through 2017 on January 1, and is recognized on an annual basis as a liability when incurred and charged to profit or loss.

2.24	Provisions

Provisions for environmental dismantling and recovery, restructuring costs and legal claims are recognized when Grupo Aval has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic benefits will be required to settle the obligation. Restructuring provisions include penalties due to cancelation of leases and employee dismissal payments.

Provisions are measured at the present value of outflows expected to be necessary to settle the obligation, using a discount rate before taxes, reflecting the assessments of the time value of money of the current market as well as the specific risks of the obligation. The subsequent increase of the provision due to the unwinding of the discount rate is recognized as a financial expense.

2.25	Non-voting rights of preferred shares

Preferred shares represent partial ownership and do not provide with any of the voting rights of common shares. Holders of preferred shares receive a fixed dividend. Grupo Aval has classified as an equity instrument all the non-voting preferred shares. (see note 2.27)

2.26	Revenues

•	Net interest income

Interest income and expense are recognized in profit or loss using the effective interest rate method. The ‘effective interest rate’ is the rate that discounts the estimated future cash payments and receipts through the expected life of the financial asset or financial liability (or, where appropriate, a shorter period) to the carrying amount of the financial asset or financial liability. When calculating the effective interest rate, Grupo Aval estimates future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

The calculation of the effective interest rate includes transaction costs and fees and points paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition or issue of a financial asset or financial liability.

Interest income and expense presented in the statement of profit or loss:
(i)	interest on financial assets and financial liabilities measured at amortized cost calculated using the effective interest method;
(ii)	interest on available-for-sale debt securities calculated using the effective interest rate method;

Interest income and expense on all trading assets and liabilities are considered to be incidental to Grupo Aval’s trading operations and are presented together with all other changes in the fair value of trading assets and liabilities in net trading income (Note 29).

Fair value changes on other derivatives held for risk management purposes, and other financial assets and financial liabilities carried at fair value through profit or loss (FVTPL), are presented in net income from other financial instruments at FVTPL in the statement of profit or loss and OCI.

•	Net trading income

‘Net trading income’ comprises net gains or losses related to held for trading assets and liabilities, and includes all realized and unrealized fair value changes, interest, dividends and foreign exchange differences.

•	Revenue from commissions and fees

Commissions and fees are recognized as revenue in profit or loss as follows:
i.	Commissions for banking services: when services are rendered;
ii.	The commissions on credit cards are booked and amortized on a straight line basis during the estimated useful life of the product and;
iii.
The commissions and fees accrued on the granting of new loans, net of incurred cost, are deferred and recognized in profit or loss during the life of the loans, net of incurred cost, using the effective interest method.

•	Revenue from services and sales of goods

Revenues are measured at fair value of the consideration received or receivable, and represent amounts to be collected for the delivered goods or rendered services, net of discounts, returns, and the value added tax.

Grupo Aval recognizes revenues when the amount can be measured in a reliable manner, when it is likely that future economic benefits will flow to the entity and when the specific criteria for each activity of the entities of Grupo Aval have been fulfilled a follows:

•	Rendering of services

Grupo Aval renders services regarding several activities. Revenue from services is recognized in the period when the service is provided. The services are rendered, with reference to the completion stage of the specific transaction and assessed on the basis of the real service provided, as a proportion of all of the services that will be rendered. When the services are rendered through an undetermined number of acts, throughout a specific period of time, income is recognized on a straight line basis throughout the period.

•	Customer loyalty programs

Financial entities and hotels of Grupo Aval manage several loyalty programs in which the customers accumulate points for their purchases, entitling them to redeem such points for prizes in accordance with the policies and the prize plan in force as of the redemption date. Reward points are recognized as an identifiable component separate from income for the service rendered, at their fair value. Income from loyalty programs is deferred and recognized in profit or loss when the entity has fulfilled its obligations to supply the products under the terms of the program or when it is no longer probable that the points under the program will be redeemed.

Sale of goods

Revenue from the sale of goods from the non-financial sector is recognized when the risks and returns and control of the products are transferred to the buyer.

2.27	Earnings per share

Earnings per share is calculated as net income for the period attributable to Grupo Aval's shareholders divided by the weighted average number of common and preferred shares outstanding during the period. Diluted earnings per share are determined the same way, on the basis of net income, but the weighted average number of shares outstanding is adjusted to account for the potential dilutive effect of stock options. Grupo Aval does not have financial instruments with potential dilutive effects. As a consequence, only basic earnings per share are disclosed in these financial statements.

2.28	Operating segments

An operating segment is a component of an entity which:

a)	Engages in business activities from which it can earn revenue and incur expenses (including revenue and expenses from transactions with other components of the same entity);
b)	Its operating profit or losses are regularly reviewed by the chief operating decision maker, who decides on the resources allocation to the segment and assesses its performance; and
c)	For which discrete financial information is available.

Grupo Aval discloses information separately for each identified operating segment, meeting any of the following quantitative thresholds:

a)
The segment´s reported revenue from the ordinary activities, including revenue from external customers as well as revenue from intersegment transfers, is equal or greater than 10 per cent of the revenue of combined ordinary activities, internal and external, of all operating segments.

b)
The absolute amount of the segment´s reported net income is, in absolute terms, equal or greater than 10 per cent of the amount greater of: (i) the combined reported net income of all the segments not reporting a loss; and (ii) the reported combined loss of all segments of the operations with incurred losses.

c)	The segment´s assets are equal to or greater than 10 percent of the combined assets of all segments of the operation.

The information regarding other activities of the business of operating segments that do not have to be reported is combined and disclosed within the category of “Others.”

2.29	New and Amended IFRS

Below is a list of the new and amended standards that have been issued by the IASB and are effective for annual periods starting on or after January 1, 2018. Grupo Aval has not early adopted the new standards in preparing these consolidated financial statements. Management is in the process of assessing the potential impact of these pronouncements on Grupo Aval consolidated financial statements as further explained below:

Forthcoming requirements

IFRS 9 Financial Instruments and associated amendments to various other standards

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. It replaces IAS 39 Financial Instruments: Recognition and Measurement.

In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9). The amendments are effective for annual periods beginning on or after January 1, 2019, with early adoption permitted.

Grupo Aval will apply IFRS 9 as issued in July 2014 initially on January 1, 2018 without early adopting the amendments to IFRS 9. Based on assessments performed to date, the total estimated effect (net of tax) due to the adoption of this standard on the opening balance of Grupo Aval’s total equity at January 1, 2018 is a reduction of approximately of Ps. 806,679, comprised of:

–	a reduction of approximately Ps. 1,212,968 related to new expected loss impairment requirements (see (ii));

–	an increase of approximately Ps. 603 related to classification and measurement requirements, other than impairment (see (i) and (iii));

–	an increase of approximately Ps. 65,123 related to IFRS 9 removes the cost exception for unquoted equity investments, requiring all equity investments to be measured at fair value (see (i); and

–	an increase of approximately Ps. 340,563 related to deferred tax effect.

The above assessment is preliminary because not all transition work has been finalized. The estimated impact of adopting IFRS 9 on January 1, 2018 may change a consequence of:

–	IFRS 9 will require Grupo Aval to revise its accounting processes and internal controls and these changes ongoing;

–	although parallel exercises were carried out in the second half of 2017, the new systems and associated controls in place have not been operational for a more extended period;

–	Grupo Aval has not finalized the testing and assessment of controls over its new IT systems and changes to its governance framework;

–	Grupo Aval is refining and finalizing its models for Expected Credit Loss (ECL) calculations; and

–
the new accounting policies, assumptions, judgments and estimation techniques employed are subject to change until Grupo Aval finalizes its first financial statements that will include the date of initial application.

i.	Classification and Measurement of Financial Assets

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

IFRS 9 includes three principal classification categories for financial assets: measured at amortized cost, measured at fair value through other comprehensive income (FVOCI) and measured at fair value through profit or loss (FVTPL). It eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model which objective is to hold assets to collect contractual cash flows; and

–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

A financial asset is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model which objective is achieved by both collecting contractual cash flows and selling financial assets; and

–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, Grupo Aval may irrevocably elect to present subsequent changes in fair value in OCI. This election is made on an investment-by- investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. In addition, on initial recognition Grupo Aval may irrevocably designate a financial asset that otherwise would meet the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset is classified into one of these categories on initial recognition. See (vii) for the transition requirements relating to classification of financial assets.

Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of IFRS 9 are not separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

Business Model Assessment

Grupo Aval assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects business is managed and information is provided to management. The information includes:

–
the stated policies and objectives for the portfolio and the operation of those policies in practice, including whether management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets or realizing cash flows through the sale of assets;

–	how the performance of the portfolio is evaluated and reported to Grupo Aval’s management;
–	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
–	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
–
the frequency, volume and timing of sales in prior periods, the reasons for such sales and expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how Grupo Aval’s stated objective for managing the financial assets is achieved and how cash flows are realized.

Financial assets that are held for trading and those that are managed and whose performance is evaluated on a fair value basis will be measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.

Assessment Whether Contractual Cash Flows Are Solely Payments of Principal and Interest (SPPI)

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, Grupo Aval will consider the contractual terms of the instrument. This will include assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making the assessment, Grupo Aval will consider:

–	contingent events that would change the amount and timing of cash flows;
–	leverage features;
–	prepayment and extension terms;
–	terms that limit Grupo Aval’s claim to cash flows from specified assets – e.g. non-recourse asset arrangements; and
–	features that modify consideration for the time value of money – e.g. periodic reset of interest rates.

Interest rates on certain corporate and retail loans made by Grupo Aval are based on standard variable rates (SVRs) that are set used generally in each country where the group operates and also include a discretional spread. In Colombian, the SVR is based on the interest rate named DTF and IBR which are calculated weekly by the Central Bank with base in information collected by all the Colombian financial system, plus a discretionary spread, and in the case of loans in foreign currency the group uses libor interest rates plus a discretionary spread. In these cases, Grupo Aval will assess whether the discretionary feature is consistent with the SPPI criterion by considering a number of factors, including whether:

–	The borrowers are able to prepay the loans without significant penalties.
–	the market competition ensures that interest rates are consistent between banks; and
–	any regulatory or customer protection framework is in place that requires banks to treat customers fairly.

A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract.

In addition, a prepayment feature is treated as consistent with this criterion if a financial asset is acquired or originated at a premium or discount to its contractual par amount, the prepayment amount substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination), and the fair value of the prepayment feature is insignificant on initial recognition.

Preliminary Impact Assessment

The standard will affect the classification and measurement of financial assets held as at January 1, 2018 as follows.

•	Trading assets and derivative assets held for risk management, which are classified as held-for-trading and measured at FVTPL under IAS 39, will also be measured at FVTPL under IFRS 9.
•	Debt investment securities that are classified as available-for-sale under IAS 39 will also be measured at FVOCI under IFRS 9.
•
The majority of the equity investment securities that are classified as available-for-sale under IAS 39 will be measured at FVOCI under IFRS 9 on January 1, 2018. IFRS 9 removes the cost exception for unquoted equity investments, requiring all equity investments (and derivatives on them) to be measured at fair value, the impact of these changes (before tax) is an increase in Grupo Aval’s equity of approximately Ps. 65,123, a reduction of approximately Ps. 13,623 related to deferred tax effect, and the impact of these changes (after tax) is an increase in Grupo Aval’s equity of approximately Ps. 51,500.

•
Loans and advances to banks and to customers that are classified as loans and receivables and measured at amortized cost under IAS 39 will generally continue to be measured at amortized cost under IFRS 9. Grupo Aval has estimated that, on the adoption of IFRS 9 at January 1, 2018, few loans are classified FVTPL under IFRS 9 the impact of these changes (before tax) is an increase in Grupo Aval’s equity of approximately Ps. 603, reduction of approximately Ps. 181 related to deferred tax effect, and the impact of these changes (after tax) is an increase in Grupo Aval’s equity of approximately Ps. 422.

ii.	Impairment – Financial Assets, Loan Commitments and Financial Guarantee Contracts

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with a forward-looking ‘expected credit loss’ model “ECL”. This will require considerable judgement over how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis.

The new impairment model applies to the following financial instruments that are not measured at FVTPL:

–	financial assets that are debt instruments;
–	lease receivables; and
–	loan commitments and financial guarantee contracts issued (previously, impairment was measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets).

Under IFRS 9, no impairment loss is recognized on equity investments.

IFRS 9 requires a loss allowance to be recognized at an amount equal to either 12-month ECLs or lifetime ECLs. Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument, whereas 12-month ECLs are the portion of ECLs that result from default events that are expected within the 12 months after the reporting date.

Grupo Aval will recognize a loss allowances at an amount equal to lifetime ECLs, except in the following cases, for which the amount recognized will be a 12-month ECLs:

–
debt investment securities that are determined to have low credit risk at the reporting date. Grupo Aval considers a debt security to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment-grade’; and

–	other financial instruments (other than lease receivables) for which credit risk has not increased significantly since initial recognition.

Loss allowances for lease receivables will always be measured at an amount equal to lifetime ECLs.

The impairment requirements of IFRS 9 are complex and require management judgements, estimates and assumptions, particularly in the following areas, which are discussed in detail below:

–	assessing whether the credit risk of an instrument has increased significantly since initial recognition; and
–	incorporating forward-looking information into the measurement of ECLs.

Measurement of ECLs

ECLs are probability-weighted of credit losses and will be measured as follows:

–
financial assets that are not credit-impaired at the reporting date: the present value of all cash shortfalls – i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that Grupo Aval expects to receive, considering a 12-month ECL for financial assets which credit risk has not significantly increased since initial recognition, and life-time ECL for financial assets with significant increase in credit risk since initial recognition;

–	financial assets that are credit-impaired at the reporting date: the difference between the gross carrying amount and the present value of estimated future cash flows;
–
undrawn loan commitments: the present value of the difference between the contractual cash flows that are due to Grupo Aval if the commitment is drawn down and the cash flows that Grupo Aval expects to receive; and

–	financial guarantee contracts: the present value of the expected payments to reimburse the holder less any amounts that Grupo Aval expects to recover.

Financial assets that are credit-impaired are defined by IFRS 9 in a similar way to financial assets that are impaired under IAS 39 (see note 2.6 g).

Definition of Default

Under IFRS 9, Grupo Aval will consider a financial asset to be in default when:

–	the borrower is unlikely to pay its credit obligations to Grupo Aval in full, without recourse by Grupo Aval to actions such as realizing collateral (if any is held); or
–
the borrower is more than 90 days past due on any material credit obligation to Grupo Aval. Overdrafts are considered past due once the customer has breached an advised limit or been advised of a limit that is smaller than the current amount outstanding.

In assessing whether a borrower is in default, Grupo Aval will consider indicators that are:

–	qualitative: e.g. breaches of covenant;
–	quantitative: e.g. overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
–	based on data developed internally and obtained from external sources.

Inputs into the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Significant Increase in Credit Risk

Under IFRS 9, when determining whether the credit risk (i.e. risk of default) on a financial instrument has increased significantly since initial recognition, Grupo Aval will consider reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

Grupo Aval will primarily identify whether a significant increase in credit risk has occurred for an exposure by comparing:

–	the remaining lifetime probability of default (PD) as at the reporting date; with
–	the remaining lifetime PD for this point in time that was estimated on initial recognition of the exposure.

Assessing whether credit risk has increased significantly since initial recognition of a financial instrument requires identifying the date of initial recognition of the instrument. For certain revolving facilities (e.g. credit cards and overdrafts), the date when the facility was first entered into could be a long time ago. Modifying the contractual terms of a financial instrument may also affect this assessment.

Credit Risk Grades

Grupo Aval will allocate each exposure to a credit risk grade based on a variety of data that is intended to be predictive of the risk of default and applying experienced credit judgement. Grupo Aval will use these grades in identifying significant increases in credit risk under IFRS 9. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Credit risk grades are defined and calibrated such that the risk of default occurring increases exponentially as the credit risk deteriorates – e.g. the difference in the risk of default between credit risk grades A and B is smaller than the difference between credit risk grades B and C.

Each exposure will be allocated to a credit risk grade on initial recognition based on available information about the borrower. Exposures will be subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade.

Generating the Term Structure of PD

Credit risk grades will be a primary input into the determination of the term structure of PD for exposures. Grupo Aval will collect performance and default information about its credit risk exposures analyzed by jurisdiction, by type of product and borrower and by credit risk grading. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval will employ statistical models to analyze the data collected and generate estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis will include the identification and calibration of relationships between changes in default rates and changes in key macro-economic factors, as well as in-depth analysis of the impact of certain other factors (e.g. forbearance experience) on the risk of default. For most exposures, key macro- economic indicators are likely to include GDP growth, benchmark interest rates and unemployment.

For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Grupo Aval has established a framework that incorporates both quantitative and qualitative information to determine whether the credit risk on a particular financial instrument has increased significantly since initial recognition. The framework aligns with Grupo Aval’s internal credit risk management process.

The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

Grupo Aval will deem the credit risk of a particular exposure to have increased significantly since initial recognition if, based on Grupo Aval’s quantitative modelling, the remaining lifetime PD is determined to have increased significantly since initial recognition.

In certain instances, using its expert credit judgement and, where possible, relevant historical experience, Grupo Aval may determine that an exposure has undergone a significant increase in credit risk if particular qualitative factors indicate so and those indicators may not be fully captured by its quantitative analysis on a timely basis. As a backstop, and as required by IFRS 9, Grupo Aval will presumptively consider that a significant increase in credit risk occurs no later than when an asset is more than 30 days past due.

Grupo Aval will monitor the effectiveness of the criteria used to identify significant increases in credit risk by regular reviews to confirm that:

–	the criteria are useful in identifying significant increases in credit risk before an exposure is in default;
–	the criteria do not align with the point in time when an asset becomes 30 days past due;
–	the average time between the identification of a significant increase in credit risk and default appears reasonable;
–	exposures are not generally transferred directly from 12-month ECL measurement to credit-impaired; and
–	there is no unwarranted volatility in loss allowance from transfers between 12-month ECL and lifetime ECL measurements.

Modified Financial Assets

The contractual terms of a loan may be modified for a number of reasons, including changing market conditions, customer retention and other factors not related to a current or potential credit deterioration of the customer. An existing loan whose terms have been modified may be derecognized and the renegotiated loan recognized as a new loan at fair value.

Under IFRS 9, when the terms of a financial asset are modified and the modification does not result in derecognition, the determination of whether the asset’s credit risk has increased significantly reflects comparison of:

–	the remaining lifetime PD at the reporting date based on the modified terms; with
–	the remaining lifetime PD estimated based on data on initial recognition and the original contractual terms.

Grupo Aval renegotiates loans to customers in financial difficulties (referred to as ‘forbearance activities’) to maximize collection opportunities and minimize the risk of default. Under Grupo Aval’s forbearance policy, loan forbearance is granted on a selective basis if the debtor is currently in default on its debt or if there is a high risk of default, there is evidence that the debtor made all reasonable efforts to pay under the original contractual terms and the debtor is expected to be able to meet the revised terms.

The revised terms usually include extending the maturity, changing the timing of interest payments and amending the terms of loan covenants. Both retail and corporate loans are subject to the forbearance policy. Grupo Aval Credit Committee regularly reviews reports on forbearance activities.

For financial assets modified as part of Grupo Aval’s forbearance policy, the estimate of PD will reflect whether the modification has improved or restored Grupo Aval’s ability to collect interest and principal and Grupo Aval’s previous experience of similar forbearance action. As part of this process, Grupo Aval will evaluate the borrower’s payment performance against the modified contractual terms and consider various behavioral indicators.

Generally, forbearance is a qualitative indicator of default and credit impairment and expectations of forbearance are relevant to assessing whether there is a significant increase in credit risk.

Following forbearance, a customer needs to demonstrate consistently good payment behavior over a period of time before the exposure is no longer considered to be in default/credit-impaired or the PD is considered to have decreased such that the loss allowance reverts to being measured at an amount equal to 12-month ECLs.

Inputs into Measurement of ECLs

The key inputs into the measurement of ECLs are likely to be the term structures of the following variables:

–	probability of default (PD);
–	loss given default (LGD); and
–	exposure at default (EAD).

These parameters will be derived from internally developed statistical models and other historical data that leverage regulatory models. They will be adjusted to reflect forward-looking information as described below.

PD estimates are estimates at a certain date, which will be calculated based on statistical rating models and assessed using rating tools tailored to the various categories of counterparties and exposures.

These statistical models will be based on internally compiled data comprising both quantitative and qualitative factors. Where it is available, market data may also be used to derive the PD for large corporate counterparties. If a counterparty or exposure migrates between rating classes, then this will lead to a change in the estimate of the associated PD. PDs will be estimated considering the contractual maturities of exposures and estimated prepayment rates.

LGD is the magnitude of the likely loss if there is a default. Grupo Aval will estimate LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models will consider the structure, collateral, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured by retail property, loan-to-value (LTV) ratios will be a key parameter in determining LGD. LGD estimates will be calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices. They will be calculated on a discounted cash flow basis using the effective interest rate as the discounting factor.

EAD represents the expected exposure in the event of a default. Grupo Aval will derive the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization, and prepayments. The EAD of a financial asset will be the gross carrying amount at default. For lending commitments and financial guarantees, the EAD will consider the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which will be estimated based on historical observations and forward-looking forecasts. For some financial assets, Grupo Aval will determine EAD by modelling the range of possible exposure outcomes at various points in time using scenario and statistical techniques.

As described above, and subject to using a maximum of a 12-month PD for financial assets for which credit risk has not significantly increased, Grupo Aval will measure ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which it is exposed to credit risk, even if, for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts and credit card facilities and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval will measure ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect but this contractual right is not enforced in the normal day-to-day management, but only when Grupo Aval becomes aware of an increase in credit risk at the facility level. This longer period will be estimated taking into account the credit risk management actions that Grupo Aval expects to take and that serve to mitigate ECLs. These include a reduction in limits and cancellation of the facility.

Where modelling of a parameter is carried out on a collective basis, the financial instruments will be grouped on the basis of shared risk characteristics that include:

–	instrument type;
–	credit risk gradings;
–	collateral type;
–	LTV ratio for retail mortgages;
–	date of initial recognition;
–	remaining term to maturity;
–	industry; and
–	geographic location of the borrower.

The groupings will be subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

Forward-looking Information

Under IFRS 9, Grupo Aval will incorporate forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval will formulate a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts, considering a variety of external actual and forecast information. This process will involve developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The base case will represent a most-likely outcome and be aligned with information used by Grupo Aval for other purposes, such as strategic planning and budgeting. The other scenarios will represent more optimistic and more pessimistic outcomes.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses. These key drivers include interest rates, unemployment rates and GDP forecasts.

Impact Assessment

The most significant impact on Grupo Aval’s financial statements from the implementation of IFRS 9 is expected to result from the new impairment requirements. Impairment losses will increase and become more volatile for financial instruments in the scope of the IFRS 9 impairment model.

Grupo Aval has estimated that, on the adoption of IFRS 9 at January 1, 2018, the impact of the increase in loss allowances (before tax) will be approximately Ps. 1,212,968. Taxes impact will be approximately Ps. 354,367. Loss allowances on unsecured products with longer expected lives such as overdrafts and credit cards will be most affected by the new impairment requirements.

iii.	Classification – Financial Liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

However, under IAS 39 all fair value changes of financial liabilities designated as at FVTPL are recognized in profit or loss, whereas under IFRS 9 these fair value changes will generally be presented as follows:

–	the amount of the change in the fair value that is attributable to changes in the credit risk of the liability will be presented in OCI; and
–	the remaining amount of the change in the fair value will be presented in profit or loss.

Grupo Aval does not have any impact over financial liabilities as no financial liabilities designated as at FVTPL are recorded under IAS 39 neither IFRS 9.

iv.	Derecognition and contract modification

IFRS 9 incorporates the requirements of IAS 39 for the derecognition of financial assets and financial liabilities without substantive amendments.

However, it contains specific guidance for the accounting when the modification of a financial instrument not measured at FVTPL does not result in derecognition. Under IFRS 9, the Group will recalculate the gross carrying amount of the financial asset (or the amortized cost of the financial liability) by discounting the modified contractual cash flows at the original effective interest rate and recognize any resulting adjustment as a modification gain or loss in profit or loss. Under IAS 39, the Group does not recognize any gain or loss in profit or loss on modifications of financial liabilities and nondistressed financial assets that do not lead to their derecognition.

The Group expects an immaterial impact from adopting these new requirements.

v.	Hedge Accounting

When initially applying IFRS 9, Grupo Aval may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in Chapter 6 of IFRS 9. Grupo Aval has elected to continue to apply IAS 39 until macro-hedging project has finalized.

vi.	Disclosures

IFRS 9 will require extensive new disclosures, in particular about hedge accounting, credit risk and ECLs.

vii.	Transition

Changes in accounting policies resulting from the adoption of IFRS 9 are generally applied retrospectively, except as described below.

–	Grupo Aval will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes.

–
Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 will generally be recognized in retained earnings and reserves as at January 1, 2018. The following assessments have to be made on the basis of the facts and circumstances that exist at the date of initial application:

-	The determination of the business model within which a financial asset is held.
-	The designation and revocation of previous designations of certain financial assets and financial liabilities as measured at FVTPL.
-	The designation of certain investments in equity instruments not held for trading as at FVOCI.

If a debt investment security has low credit risk at January 1, 2018, then Grupo Aval will determine that the credit risk on the asset has not increased significantly since initial recognition.

IFRS 15 Revenue from contracts with customers

In May 2014, the IASB issued IFRS 15, “Revenue from Contracts with Customers”, which supersedes various previous standards, but in particular IAS 11, “Construction Contracts” and IAS 18, “Revenue from Ordinary Activities”. This new standard, with a mandatory application since January 1, 2018, requires that revenues of the entities from ordinary activities with customers, different to those resulting from financial instruments and financial leasing contracts, to be recognized using specific rules. IFRS 15, stablishes that revenues should be recognized in an amount that reflects the transfer of promised goods or services to customers in exchange for an consideration the entity expects to be entitled in exchange for those good an services. Under this new standard, Grupo Aval recognizes revenue from ordinary activities, different to financial revenues, and revenues from leasing contracts, such as: commissions for banking services, sale of goods or services for different concepts, and revenue from construction contracts by applying the following steps:

1.	Identify the contract with the customers.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract.
5.	Recognize revenue when the entity satisfies a performance obligation.

The main changes applicable to Grupo Aval in the determination of revenues, different to financial revenue and revenue from financial lease contracts, relate to the re-valuation made in order to allocate the transaction price in the customer contract based on the fair value of the different services render in the contract, and now to use the expected costs method plus a margin, instead of using the method of residual amounts, particularly in the allocation of revenues from construction activities under concession contracts with the Colombian Government .

Grupo Aval plans to adopt the standard using a prospective approach, as it is permitted without re-stating previous periods, which involves the recognition of the accumulated impact of the IFRS 15 adoption on the retained earnings on January 1, 2018

The preliminary high level assessment performed by Grupo Aval management in this matter, indicates that the implementation of IFRS 15 will not have a material impact on its consolidated financial statements.

IFRS 16 Leases

IFRS 16 was issued by the IASB in 2016 with an effective application date for entities since January 1, 2019, with early adoption permitted.

IFRS 16 replaces the current standards for accounting of leases, including IAS 17, “Leases”, IFRIC 4, “Determining whether an Arrangement Contains a Lease”, SIC 15, “Operating Leases – Incentives”, and SIC 27, “Evaluating the Substance of Transactions in the Legal Form of a Lease”.

IFRS 16 introduces one single model for the accounting of lease contracts in the statement of financial position of lessees. The lessee will recognize an asset that represents his right to use the leased asset, and a lease liability that represents the obligation to make leasing payments. There are optional exceptions for short-term leases or lease of low value assets. The accounting treatment of lease contracts for lessors in the new standards is still very similar to current accounting standards, in which the lessor classifies lease contracts as financial or operating leases.

Grupo Aval management has started a potential assessment of the impact on its consolidated financial statements of this standard. Until now, the most significant identified impact is the recognition of a new asset and a liability in its operating lease contracts, particularly for properties used in the normal course of operation of its branches and agencies. Additionally, the nature of the expenses corresponding to operating lease contracts from the perspective of the lessee will change with IFRS 16, from expenses for leases to charges by depreciation of the recognized assets and the financial expenses in the lease liabilities. At this time, Grupo Aval management is moving forward in the assessment and determination of impacts resulting from the adoption of this new standard on Grupo Aval financial statements.

New or Amended Standards

New or Amended Standard	Title of the Standard	Effective for Annual Periods Beginning on or After
Amendments to IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses	January 1, 2017
Amendments to IAS 7	Disclosure Initiative	January 1, 2017
Amendments to IFRS 12	Annual improvements 2014-2016 cycle	January 1, 2017

Forthcoming requirements.
IFRS 9	Financial Instruments and associated amendments to various other standards	January 1, 2018
IFRS 15	Revenue from contracts with customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	1 January 2018 or when the entity first applies IFRS 9
Annual improvements 2014-2016 cycle	Annual improvements 2014-2016 cycle	January 1, 2018
Amendments to IAS 40	Transfers of Investment Property	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2018
Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture	applicable to reporting periods commencing on or after the given date

Grupo Aval has assessed the impacts of the adoption of the new or amended standards detailed above, concluding that they do not have a significant impact on the financial statements of Grupo Aval as of December 31, 2017, except for IFRS 9 as was explained above.